CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss for the period	$ (18,854)	$ (15,172)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	923	710
Amortization of intangible assets	1,020	154
Unrealized loss foreign exchange	286	1,439
Stock-based compensation	8,716	2,978
Income tax for the period	52	52
Changes in operating assets and liabilities:
Trade receivables	13,401	6,371
Other assets	(1,973)	(253)
Trade and other payables	955	341
Provisions	(152)	101
Contract liabilities - deferred revenue	115	5,139
Net cash from operating activities	4,489	1,860
Cash flows from investing activities:
Acquisition of property and equipment	(1,348)	(998)
Net cash used in investing activities	(1,348)	(998)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	4,754	2,125
Repayment of borrowings	(154)	(138)
Net cash from financing activities	4,600	1,987
Net increase in cash and cash equivalents	7,741	2,849
Cash and cash equivalents at beginning of the period	87,024	91,023
Effect of exchange rate changes on cash and cash equivalents	(1,739)	1,538
Cash and cash equivalents at end of period	$ 93,026	$ 95,410